UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08294

ALLIANCEBERNSTEIN EXCHANGE RESERVES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2008

Date of reporting period: December 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Exchange Reserves

Portfolio of Investments

December 31, 2007 (unaudited)

	Yield	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS – 100.1%
Commercial Paper – 53.3%
Aig Funding
1/23/08	4.80%	$14,750	$14,707,094
Asb Finance Ltd.
1/22/08 (a)	5.64%	8,750	8,721,774
Bank of America
3/10/08	4.94%	14,650	14,512,974
Banque Et Caisse Epargne
1/29/08	4.74%	14,050	13,998,803
Caisse Central Dejardins
1/09/08 (a)	5.05%	7,500	7,491,617
Caisse Centrale Jardinsduque
2/01/08 (a)	4.76%	8,650	8,614,991
Calyon North America Inc.
1/02/08	4.69%	14,400	14,398,136
Canadian Imperial Holdings
2/04/08	5.60%	7,550	7,510,996
Citigroup Funding Inc.
1/10/08	4.87%	14,750	14,702,800
Deutsche Bank
1/15/08	4.99%	8,650	8,633,416
General Electric Cap Corp.
2/14/08	4.35%	14,850	14,771,592
Goldman Sachs Group Inc.
2/04/08	4.65%	8,600	8,562,638
HSBC Finance Corp.
1/14/08	5.01%	14,550	14,523,992
ING (US) Funding LLC
2/27/08	4.76%	8,800	8,734,235
Lloyds
2/19/08	4.96%	14,550	14,453,356
Private Exp Funding
2/07/08 (a)	4.80%	14,600	14,529,174
Rabobank USA Fin Corp.
1/02/08	2.99%	19,800	19,798,355
San Paolo IMI US Finl Co.
1/09/08	4.71%	7,400	7,392,320
Santander Central Hispano
3/13/08	4.91%	8,900	8,813,670

Society Generale
1/31/08	5.00%	8,650	8,614,463
State Street Corp.
2/12/08	4.53%	14,850	14,772,037
Toyota Motor Credit Corp.
3/03/08	4.75%	14,700	14,581,265
Unicredito Ital Bank Ireland
1/07/08 (a)	5.06%	7,550	7,543,670

			270,383,368

Certificate of Deposit – 21.9%
American Express Bank FSB
2/26/08	5.07%	8,800	8,800,000
Banco Bilbao Vizcaya ARG
2/25/08	4.80%	8,800	8,800,000
Bank of Montreal
3/26/08	4.55%	8,800	8,800,000
Barclays US
2/20/08	5.02%	14,750	14,750,000
Dexia Credit Local
1/10/08	5.25%	8,800	8,800,000
Fortis Banque Luxembourg
2/05/08	5.05%	7,500	7,500,000
Norichukin Bank
1/28/08	5.10%	7,600	7,600,000
Royal Bank of Scotland NY
2/20/08	4.75%	5,050	5,050,000
4/21/08	4.75%	9,900	9,900,000
Toronto Dominion HLD USA
3/12/08	5.08%	8,750	8,750,000
Union Bank Of California
1/17/08	4.82%	7,600	7,600,000
Wells Fargo Bank NA
1/18/08	4.40%	14,850	14,850,000

			111,200,000

U.S. Government & Government Sponsored Agency Obligations – 18.0%
Fannie Mae Discount Notes
3/12/08	4.16%	5,650	5,603,979
4/11/08	4.17%	9,150	9,044,236
3/19/08	4.32%	14,950	14,811,688
Federal Home Loan Bank Discount Notes
1/03/08	4.23%	14,700	14,696,554
1/23/08	4.33%	17,750	17,703,357
Federal Home Loan Mortgage Corp.
1/11/08	4.26%	14,700	14,682,687
3/24/08	4.32%	14,750	14,604,790

			91,147,291

Corporates – Investment Grades - 6.9%
K2 USA LLC
1/22/08 (a)(b)	4.93%	7,000	6,999,998
Series MTN
5/01/08 (a)(b)	4.86%	9,300	9,300,000
Sigma Finance, Inc.
4/30/08 (a)(b)	4.92%	9,300	9,300,000
World Savings Bank FSB
5/08/08 (b)	5.24%	9,300	9,300,940

			34,900,938

Total Investments – 100.1%
(cost $507,631,597)			507,631,597
Other assets less liabilities – (0.1)%			(490,303)

Net Assets – 100.0%			507,141,294

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the aggregate market value of these securities amounted to $72,501,224 or 14.3% of net assets.

(b)	Floating Rate Security. Stated interest rate was in effect at December 31, 2007.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Exchange Reserves

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	February 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: February 22, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 22, 2008